SCHEDULE OF KEY ASSUMPTIONS OF INVESTMENT IN ASSOCIATE (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Revenue growth rate	7.53%	11.73%
Discount rate	13.90%	13.90%
Name of entity	Landmark Medical Centre Sdn Bhd
Principal activities	Operations of private specialist hospital
Country of business / incorporation	Malaysia
Group's effective equity interest held rate	20.00%	20.00%